COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Capital Expenditures Incurred but Not yet Paid	$ 38.4	$ 36.7
Other liability	2.0	2.0
Letters of credit outstanding amount	26.4	40.1
Surety bonds and other bank issued guarantees	132.4	105.6
Cash margin guarantees	3.6	4.4
Accounts Payable [Member] | Related Party [Member]
Loss Contingencies [Line Items]
Other liability	$ 11.6	$ 8.5